PROPERTY AND EQUIPMENT, NET	7 Months Ended
Dec. 31, 2022
National Holdings Investments Ltd [Member]
PROPERTY AND EQUIPMENT, NET

NOTE 6 – PROPERTY AND EQUIPMENT, NET

The following is a summary of property and equipment:

As of December 31,
2022
Electronic equipment	1,739
Accumulated depreciation	(367)
Total Property and Equipment, net	1,372